FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	$ 6,114,417	$ 7,641,425
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	296,183	39,586
Hedging liabilities [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	296,183	39,586
Hedging assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	13,599	30,714
Hedging assets [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	13,599	30,714
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	133	74
Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	133	74
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	230,068	199,771
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	0	29
Financial assets at fair value through profit or loss, category [member] | Derivatives [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		29
Financial assets at fair value through profit or loss, category [member] | Mutual funds investment [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	230,068	199,742
Financial assets at fair value through profit or loss, category [member] | Mutual funds investment [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	$ 230,068	$ 199,742